SEMI-ANNUAL REPORT AS OF
                    AUGUST 31, 1997 (UNAUDITED)


                    SEI INTERNATIONAL
                    TRUST



                    ===========================================================
                    International Equity
                    ===========================================================
                    Emerging Markets Equity
                    ===========================================================
                    International Fixed Income
                    ===========================================================
                    Emerging Markets Debt
                    ===========================================================

                    (LOGO)
                    [GRAPHIC OMITTED]

TABLE OF CONTENTS
===============================================================================

STATEMENTS OF NET ASSETS ..................................    2
STATEMENTS OF OPERATIONS ..................................   18
STATEMENTS OF CHANGES IN NET ASSETS .......................   19
FINANCIAL HIGHLIGHTS ......................................   20
NOTES TO FINANCIAL STATEMENTS .............................   21

STATEMENT OF NET ASSETS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO
---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
FOREIGN COMMON STOCKS -- 92.9%
AUSTRALIA -- 4.4%
   Advance Property Fund             155,600       $   173
   Amalgamated Holdings               36,000           184
   Amcor                              47,000           285
   Australia & New Zealand Bank      226,050         1,624
   Australian Resources              292,600           106
   Broken Hill Proprietary           157,800         1,980
   Capral Aluminum                   204,600           654
   Coles Myer                        178,000           829
   Commonwealth Bank
     of Australia                    125,300         1,385
   Consolidated Rutile               412,200           212
   CRA*                              105,725         1,562
   Foodland                          283,900         2,025
   Futuris                            64,890            97
   Goodman Fielder                   334,000           479
   Hardie (James) Industries         125,000           425
   Jupiters                          107,600           251
   Lend Lease                         70,000         1,510
   MacMahon Holdings                 145,500            87
   Mayne Nickless                    105,000           600
   National Australia Bank           425,972         5,916
   Newscorp                          119,000           536
   Pacific Magazines & Print*        100,300           241
   Pasminco                          238,000           431
   Pioneer                           277,000           932
   Qantas Airways                    536,400         1,175
   QBE Insurance                     100,000           542
   Rothmans Holdings                  75,100           397
   Simsmetal                          33,900           249
   Stockland Trust Group              49,500           124
   Western Mining                     83,625           424
   Westpac Banking                   385,807         2,237
   Westpac Property Trust            155,500           197
   Woodside Petroleum                 75,000           601
                                                  --------
                                                    28,470
                                                  --------
AUSTRIA -- 0.1%
   Brauerei Schwechat                  3,700           141
   Radex Heraklith                     8,400           323
   SCA Laakirchen                        100            53
   Strabag Oesterreich                 1,200            70
   Voest-Alpine Stahl                  7,700           320
                                                  --------
                                                       907
                                                  --------
BELGIUM -- 0.4%
   Arbed                               2,910           386
   CMB                                 6,670           431
   Kredietbank                         3,190         1,183
   Tractabel                           2,060           818
                                                  --------
                                                     2,818
                                                  --------

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
CANADA -- 2.6%
   Acklands*                           8,800       $   111
   BC Gas                             15,100           270
   BC Telecom                         50,500         1,215
   Canadian Imperial Bank             22,200           575
   Canadian Utilities                  5,000           134
   Canfor                             10,200           110
   Cascades                           43,700           316
   CCL Industries, Series B           31,100           381
   Cinram International               17,900           522
   Cott                               25,300           241
   Empire, Series A                    8,400           111
   Imasco                             71,100         2,020
   International Forestech*           29,300           198
   Jannock                            17,900           250
   Magna International, Series A       8,400           557
   Maritime Telegraph & Telephone     15,800           312
   Methanex*                          50,900           427
   National Bank Canada               78,900         1,017
   Newtel Enterprises                  7,800           152
   Noranda Forest                     48,200           326
   Northstar Energy*                  49,400           429
   Nova Scotia Power                  71,500           742
   Oshawa Group, Series A             79,900         1,232
   Premdor*                           14,200           132
   Rio Alto Exploration*              29,700           276
   Royal Bank of Canada               30,400         1,426
   Seagram*                           61,800         2,159
   Slocan Forest Products             13,200           113
   Stelco                             91,300           776
   Videotron Groupe                   23,000           177
                                                  --------
                                                    16,707
                                                  --------
DENMARK -- 0.9%
   Danske Traelast                     2,080           181
   Den Danske Bank                    33,500         3,166
   FIH, Series B                      10,320           258
   Kobenhavns Lufthavne               20,200         2,154
   Monberg & Thorsen Holding           2,400           110
                                                  --------
                                                     5,869
                                                  --------
FINLAND -- 0.2%
   Enso Oy, Series A                  43,300           374
   Finnair, Series 1                  10,000            73
   Metsa Serla, Series B              60,700           502
   UPM-Kymmene                        10,100           239
                                                  --------
                                                     1,188
                                                  --------
FRANCE -- 5.5%
   Alcatel Alsthom                    18,900         2,314
   AXA UAP                            32,100         2,044
   Banque National Paris              50,750         2,163

===============================================================================


---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Bazar de L'hotel de Ville             850      $     79
   Bertrand Faure                      9,100           443
   Bongrain                              825           292
   C.G.I.P.                            6,700         1,875
   Chargeurs International             2,650           157
   CIC Union Europe                    2,550           171
   De Dietrich et Compagnie            1,981            81
   Ecia                                1,300           203
   Elf Aquitaine                      18,400         2,044
   Eridania Beghin Say                 6,900           897
   Fimalac                             1,200           101
   Galeries Lafayette                    700           255
   Gaumont                             4,300           307
   Generale des Eaux                  16,615         1,854
   Generale des Eaux Warrants*        19,815            11
   Havas                              31,900         1,947
   Lafarge                            28,915         1,865
   Marine Wendel                       7,300           747
   Paribas                            45,200         3,112
   Parisienne de Rees                  4,200           314
   Pernod Ricard                      14,850           693
   Peugeot                            20,750         2,326
   Rhone Poulenc                      59,900         2,196
   Saint Gobain                        7,950         1,091
   Seita                               9,100           280
   Societe Generale                   17,450         2,165
   Union Assurances Federal            4,200           435
   Valeo                              33,300         2,000
   Vallourec                           7,850           468
   Worms et Compagnie                  7,400           403
                                                  --------
                                                    35,333
                                                  --------
GERMANY -- 6.6%
   Agiv*                              54,480         1,207
   Andrea-Noris Zahn                  25,100           799
   BASF                              131,100         4,531
   Bayer                             109,750         4,036
   Bayer Vereinsbank                  16,900           872
   Bayerische Motoren Werke            4,178         2,976
   Berliner Kraft und Licht           20,500           430
   Binding Brauerei                      300            75
   CKAG Colonia Konzern                5,300           452
   Continental                        26,000           631
   Daimler-Benz                        7,300           538
   DBV Holding                         1,810           649
   Deutche Pfandrbrief &
     Hypotheken Bank                   9,320           506
   Deutsche Telekom                   13,650           273
   DLW*                                1,450           148
   Dresdner Bank                      45,300         1,774
   Dresdner Bank Rights*              45,300             7
   Dywidag                               410            52
   Henkel Kgaa                        45,500         2,298


---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Herlitz                               910      $     75
   Holsten Brau                          500           107
   IWKA                                1,200           292
   Kolbenschmidt AG*                   7,300           109
   Lufthansa                         117,600         2,377
   Man                                 1,160           317
   Mannesmann                          5,500         2,531
   Metro                              49,400         2,249
   Nuernberger BET                       150           143
   Phoenix                            21,750           379
   PWA                                 4,600           841
   SGL Carbon                          1,900           232
   Veba                                5,770           302
   Viag                                9,190         3,795
   Viag AG New                           985           397
   Volkswagen                          7,810         5,602
                                                  --------
                                                    42,002
                                                  --------
HONG KONG -- 4.7%
   Cathay Pacific Airways            387,000           632
   Cheung Kong Holdings              157,000         1,661
   China Resources Development        88,000           369
   Citic Pacific                     111,000           592
   Guangdong Investment              381,000           460
   Guangdong Investment
     Warrants 99*                     38,100            22
   Guoco Group                        81,000           315
   Hang Lung Development             791,000         1,429
   Hang Seng Bank                     68,000           820
   Harbour Centre Development         43,000            66
   Henderson Land Development        173,000         1,434
   Hon Kwok Land Investment          534,000           219
   Hong Kong & China Gas             331,800           617
   Hong Kong Aircraft Engineering     84,800           279
   Hong Kong Electric                583,000         2,039
   Hong Kong Telecommunications      301,000           633
   HSBC Holdings                     304,690         9,279
   Hutchison Whampoa                 180,000         1,498
   Jardine International Motor       262,000           298
   Kowloon Motor                     194,600           527
   Kumagai Gumi                    1,087,400         2,042
   Lai Sun Garment                   290,000           350
   Liu Chong Hing                    205,000           287
   New World Development             140,000           873
   Oriental Overseas International   264,000           179
   Semi-Tech (Global)                 66,000            99
   Sun Hung Kai Properties            96,200         1,092
   Swire Pacific, Series A           115,000           879
   Tai Cheung Hlds                   285,000           211
   Tysan Holdings                    362,000            85
   Wharf Holdings                    192,000           695
                                                  --------
                                                    29,981
                                                  --------

STATEMENT OF NET ASSETS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO--CONTINUED
---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
IRELAND -- 0.5%
   Anglo Irish Bank                  115,200       $   161
   Avonmore Food                      56,700           253
   Golden Vale                        25,000            29
   Greencore Group                   463,000         2,186
   Hibernian Group                    28,600           166
   Irish Continental Group            13,200           161
                                                  --------
                                                     2,956
                                                  --------
ITALY -- 2.5%
   Assicurazioni Generali             98,370         2,073
   Banca Popolare di Bergamo          37,600           504
   Banca Popolare di Milano          136,600           729
   Banca Popular di Brescia           59,400           402
   ENI SPA                           577,543         3,223
   Ericsson                            6,400           110
   Istituto Bancario san
     Paolo di Torino*                356,900         2,487
   Milano Assicurazioni               32,500            91
   Montedison                      2,095,700         1,270
   Montefibre                         95,000            55
   Parmalat Finanziaria              743,100         1,151
   Telecom Italia*                   581,355         3,451
   Toro Assicurazioni                 26,600           331
                                                  --------
                                                    15,877
                                                  --------
JAPAN -- 24.3%
   Achilles                          159,000           355
   Aiya                               33,000           322
   Ajis                               11,000           126
   Apollo Electronics                 43,000           552
   Asahi Bank                        310,000         2,243
   Asahi Chemical Industries         280,000         1,456
   Asatsu                             31,000           808
   Bank of Tokyo-Mitsubishi          182,000         3,299
   Bank of Yokohama                  181,000           767
   Belc                               18,000           162
   Best Denki                         87,000           668
   Canon                              61,000         1,682
   Charle                             19,000           184
   Chichibu Onoda Cement             250,000           743
   Chuba Electric Power               50,100           838
   Chubu Steel Plate                 120,000           447
   Chubu Suisan                       38,000           160
   Chugai Pharmaceutical              76,000           635
   Chuo Warehouse                     23,000           149
   Comany                             14,000           146
   Computer Engineering & Consult     27,000           282
   Cosmo Oil                         249,000           804
   Dai-Ichi Kangyo Bank              131,000         1,518
   Daicel Chemical                   161,000           456
   Daido Metal                        35,000           148
   Daikin Industries                 122,000           881
---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Daiwa House Industries            406,000       $ 4,672
   Danto                              45,000           399
   Data Communication Systems          8,000           159
   Denso                              40,000           861
   Denyo                              19,000           149
   Dio Chemicals                      26,400           151
   East Japan Railway                    360         1,639
   Fuji Bank                          56,000           681
   Fujitsu Business Systems           43,000         1,075
   Genki Sushi                         8,000           113
   Glory                              51,000           958
   Gunze                              97,000           373
   Hitachi                           378,000         3,473
   Hitachi Information Systems        40,000           444
   Hitachi Medical                    69,000           828
   Horiba                             43,000           498
   Horipro                            41,000           295
   House of Rose                      13,000           149
   Ichiken                            92,000           200
   Iino Kaiun*                       167,000           442
   Inax                               43,000           210
   Industrial Bank of Japan           95,040         1,306
   Institute of General Education     23,000           103
   Izumi Industries                   42,000           149
   Japan Energy                      524,000           924
   Japan Knowledge                    15,000           160
   Japan Living Service               72,000           304
   Japan Process Development          23,000           145
   Japan Tobacco                         221         1,773
   Jastec                             15,000           155
   Kajima                            123,000           646
   Kamigumi                          106,000           487
   Kansai Electric Power              51,100           952
   Kawasaki Heavy Industries         221,000           862
   Keihanshin Real Estate             77,000           436
   Kentucky Fried Chicken Japan       41,000           445
   Keyence                             5,960           868
   King Jim                           52,800           590
   Kirin Brewery                     181,000         1,464
   Kobe Steel*                     1,834,000         2,505
   Kubota                            241,000           970
   KVK                                13,000            54
   Lilycolor                          78,000           323
   Lion                              162,000           622
   Long Term Credit Bank             334,000         1,651
   Marubeni                          446,000         1,613
   Marukyo                            32,000           291
   Matsudo Kousan                     33,000           199
   Matsushita Electric               133,000         2,444
   Minebea                            29,000           288
   Mitsubishi Electric               537,000         2,458
   Mitsubishi Heavy Industries       269,000         1,779
   Mitsubishi Materials              651,000         2,064

===============================================================================


---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Mitsubishi Motor                  165,000       $   956
   Mitsubishi Oil                    217,000           754
   Mitsui Petrochem                  159,000           546
   Miura                              35,000           432
   Mizuno                             53,000           264
   Morita                            143,000           470
   NAC                                    20            --
   Nakayamafuku                       31,400           155
   Namura Shipbuilding               135,000           526
   NBC Industries                     17,000           151
   NGK Spark Plug                    120,000         1,023
   NIC                                48,000           421
   Nihon Decoluxe                     16,000           152
   Nintendo                           58,100         4,781
   Nippon Computer Systems            17,000           167
   Nippon Express                    369,000         2,425
   Nippon Hodo                        23,000           156
   Nippon Kanzai                      17,600           302
   Nippon Meat Packers                68,000           816
   Nippon Paper                      258,000         1,491
   Nippon Shoji Kaisha                64,600           353
   Nippon Shokubai                   100,000           728
   Nippon Telegraph & Telephone          253         2,367
   Nishimatsuya Chain*                13,000           150
   Nishio Rent All                    43,000           434
   Nissan Motors                     413,000         2,660
   Nittetsu Mining                    74,000           436
   NKK                               578,000           919
   Nova                               17,000           203
   Ogura Clutch                        9,000            64
   Ohishi Sangyo                      26,000           157
   Ohmoriya                           15,000           101
   Oie Sangyo                         18,200           143
   Oji Paper                         210,000         1,060
   Ono Pharmaceutical                 61,000         1,894
   Orient                            104,000           331
   Osaka Gas                         264,000           603
   Paltac                             55,000           282
   Pioneer Electronics                98,000         1,947
   Rengo                             212,000         1,027
   Ricoh Elemex                       15,000           142
   Roki Techno                        14,000           136
   Roland                             25,000           559
   Royal Hotel                        29,000           144
   Ryobi Limited                     141,000           425
   Ryoyo Electro                      29,000           410
   Sagami Chain                       37,200           447
   Sakura Bank                       414,000         2,433
   Sanko                              18,000           140
   Sankyu Aluminium                  206,000           426
   Sanwa Bank                        111,000         1,378
   Sanyo Electric                    283,000         1,007
   Sanyo Special Steel               477,000           912
   Sato Foods Industries               2,000            33

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Seijo                              40,000      $    308
   Seino Transportation               84,000           834
   Sekisui Chemical                  148,000         1,250
   Sekisui House                     797,000         7,521
   Sekisui House Hokuriku             37,000           315
   Seven-Eleven                       12,000           856
   Shaddy                             34,600           324
   Sharp                             380,000         3,806
   Shidax                              4,800           156
   Shikoku Electric Power             68,800         1,111
   Shimojima                          26,800           266
   Shinden                            15,200           147
   Shionogi                          167,000         1,121
   Showa Shell Sekiyo                 95,000           657
   SK Kaken                           11,000           209
   Sotoh                              53,000           404
   Spancrete                          19,000           105
   Sumitomo                          150,000         1,242
   Sumitomo Bank                      30,000           442
   Sumitomo Marine and
     Fire Insurance                  162,000         1,084
   Sumitomo Rubber                   116,000           670
   Sun-Life                           14,000           153
   Suzuki Motor                      215,000         2,029
   Takara Standard                    60,000           460
   Teijin                            155,000           627
   Toin                               25,000           134
   Tokai Bank                        123,000         1,069
   Tokai Rika                         66,000           450
   Tokyo Electric Power               40,700           775
   Tokyo Gas                         383,000           919
   Toppan Printing                   142,000         2,034
   Toshiba                           430,000         2,371
   Tostem                             38,000           790
   Toto                               95,500         1,004
   Toyo Ink                          356,000         1,084
   Toyo Seikan Kaisha                 46,000           792
   Toyota Motor                       72,000         1,877
   Trancom                            17,000            74
   Tsuba Nakashima                   100,000           625
   Tsudakoma                         252,000           949
   Tsutsumi Jewelry                   23,700           426
   Xebio                              42,000           831
   Yaizu Suisankagaku                 22,700           272
   Yakult Honsha                      60,000           586
   Yamaichi Securities               437,000           854
   Yamanouchi Pharmaceutical          91,000         2,170
   Yodogawa Steel Works              165,000           886
   Yokohoma Rubber                   210,000           600
   Yonex                              25,000           125
   Yonkyu                             20,000           311
   Yoshitomi  Pharmaceutical         108,000           702
                                                  --------
                                                   155,876
                                                  --------
5

STATEMENT OF NET ASSETS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO--CONTINUED
---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
MALAYSIA -- 1.3%
   Austral Enterprises               464,000        $  572
   Berjaya Sports                     98,000           268
   Bousted                           231,000           356
   Edaran Otomobil                   218,000           784
   Grand Central Enterprises         134,000            82
   KFC Holdings                      111,000           236
   Kuala Lumpur Kepong Berhad,
     Series B                        174,000           355
   Kulim                              78,000            89
   Landmarks                         573,000           369
   Lion Land                         127,000            72
   Magnum                            245,000           227
   Malayan Banking                    92,500           615
   Malaysia International Shipping   318,000           653
   Malaysian Airline System           76,000           144
   Malaysian Pacific Industries      245,000           667
   MBF Capital                       225,000           211
   New Straits Times Press            96,000           427
   Public Finance                    186,000           127
   RHB Sakura Merchant Bankers*        7,400             9
   Rothmans of Pall Mall              28,000           225
   Sime Darby                        232,000           548
   Tan Chong Motor Holdings          118,000           124
   Tenaga Nasionale                  170,000           506
   UMW Holdings Berhad                75,000           202
   United Engineers                  104,000           424
   Westmont Berhad Industries        218,000           123
                                                  --------
                                                     8,415
                                                  --------
NETHERLANDS -- 5.0%
   ABN-Amro Holding                   88,808         1,743
   ACF Holdings                       11,400           210
   Aegon                              32,713         2,430
   Akzo Nobel                         20,100         3,116
   ASR Verzkerings Groep               9,565           458
   Beers                               5,500           185
   DSM                                20,606         1,941
   Elsevier                          149,250         2,261
   Eriks                                 600            40
   Gamma Holding                       8,000           401
   Heineken                           12,000         1,892
   Hollandsche Beton Groep            22,620           501
   Hoogovens                          10,913           615
   Ing Groep                         126,775         5,519
   KLM                                11,200           357
   KPN                                18,769           666
   National Invest Bank                4,275           495
   Nijverdal Tencate                   7,624           362
   NKF Holdings                        5,416           151
   Phillips Electronics               12,400           883
   Royal Dutch Petroleum              93,800         4,762

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Unilever                            9,400       $ 1,900
   Van Ommeren                         9,219           378
   Volker Wessels Stevin              28,234           833
                                                  --------
                                                    32,099
                                                  --------
NEW ZEALAND -- 0.5%
   Brierley Investment               272,000           233
   Carter Holt Harvey                 77,879           161
   Fisher & Paykel Industries        106,607           357
   Fletcher Challenge Building        32,500            91
   Fletcher Challenge Energy          31,100           110
   Fletcher Challenge Forests         16,370            19
   Fletcher Challenge Paper          216,751           437
   Guinness Peat Group                94,800            56
   Independent Newspaper              35,370           184
   Lion Nathan                       522,348         1,317
   Ports of Auckland                  13,400            62
   Telecom of New Zealand             90,564           446
                                                  --------
                                                     3,473
                                                  --------
NORWAY -- 0.5%
   Bona Shipholding*                     531             7
   Den Norske Bank                   298,409         1,218
   Leif Hoegh & Company                7,500           160
   Norske Skog                        15,800           585
   Saga Petroleum, Series A           22,500           476
   Sparebanken Norway                 29,300           886
   Storli                              4,500            98
                                                  --------
                                                     3,430
                                                  --------
SINGAPORE -- 1.1%
   Acma                              186,000           277
   Bukit Sembawang Estates            13,000           179
   City Developments                 154,000           974
   Hai Sun Hup                        70,000            45
   Haw Par Brothers                  118,000           227
   Hong Kong Land Holdings            76,000           220
   Jardine Matheson Holdings          47,000           329
   Keppel                             87,000           311
   Natsteel                          307,000           837
   Overseas Chinese Banking           83,800           655
   Overseas Union Bank                43,000           195
   Pacific Carriers                  235,000           128
   Parkway Holdings                   41,000           155
   Singapore International Airlines   19,000           138
   Singapore Press                    20,880           264
   Singapore Technologies Aerospace  160,000           316
   Ssangyong Cement                   52,000           102
   United Overseas Bank               36,824           285
   Wing Tai Holdings                 655,000         1,388
                                                  --------
                                                     7,025
                                                  --------
6

===============================================================================

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
SPAIN -- 1.3%
   Azucarera Espana                    2,400      $    125
   Banco de Andalucia                    300            48
   Banco de Santander                112,680         3,136
   Energia e Industrias Aragonesas    54,200           370
   Fomento de Construcciones
     y Contratas                       1,900           227
   G.E.S.A                            12,300           762
   Repsol                             55,300         2,185
   Tabacalera, Series A               17,700           943
   Uniland                             3,700           194
                                                  --------
                                                     7,990
                                                  --------
SWEDEN -- 2.4%
   ASG, Series B                       6,300           114
   Avesta Sheffield                   34,100           323
   Bergman & Beving, Series B          5,000           187
   Bylock & Nordsjofr, Series B       26,400           137
   Catena, Series A                   32,900           468
   Electrolux, Series B               26,200         1,862
   Gorthon Lines, Series B*           26,400           154
   Rottneros                         113,800           129
   SKF, Series B                      64,200         1,736
   Sparbanken Sverige, Series A      173,100         3,758
   Stora Kopparbergs, Series A        96,900         1,538
   Svedala AB free                     7,600           164
   Swedish Match                     771,700         2,341
   Trelleborg, Series B               38,800           596
   Trygg-Hansa, Series B              20,100           426
   Volvo, Series B                    56,600         1,451
                                                  --------
                                                    15,384
                                                  --------
SWITZERLAND -- 5.5%
   Aare-Tessin                           410           232
   ABB - Asea Brown Boveri Group         540           796
   Adecco                              6,700         2,282
   Baer Holding                          900         1,270
   Baloise Holding*                      350           910
   Banca del Gottardo, Series B          290           148
   Banque Cantonale Vaud               1,120           278
   Bucher Holding                        280           284
   Cie Financiere Richemont              510           685
   Clariant                            4,200         2,743
   CS Holding*                        51,370         6,169
   Daetwyler Holding                     160           269
   EMS Chemie Holding*                   310         1,418
   Internshop Holding                    370           172
   Keramik Holding                       210           116
   Kw Laufenburg                       1,310           233
   Motor-Columbus                        260           493
   Nestle SA                             480           558
   Novartis                            1,931         2,735
   Roche Holding                         385         3,246

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Swiss Bank*                         9,270      $  2,233
   Union Bank of Switzerland           4,420         4,380
   Vontobel Holding                      150            99
   Winterthur                          2,240         1,941
   Zurich Versicherung                 4,230         1,535
                                                  --------
                                                    35,225
                                                  --------
UNITED KINGDOM -- 22.6%
   Abbey National                    728,500         9,797
   Albert Fisher Group               392,200           245
   Alvis                              60,000           136
   Amec                              152,200           353
   Anglian Water                      88,100         1,110
   Argyll Group*                     189,600         1,152
   ASDA Group                      2,471,100         5,795
   Astec                              73,500           151
   Barclays Bank                     181,288         4,149
   Barratt Developments              117,900           490
   BAT Industries                    794,588         6,649
   Berkeley Group                     98,700         1,199
   BG                                200,000           875
   Blue Circle Industries            207,363         1,299
   British Aerospace                  86,238         2,018
   British Airport Authority         172,738         1,552
   British Airways                   380,263         3,962
   British Petroleum                 176,000         2,459
   British Telecommunications        390,080         2,525
   British Vita                      505,500         1,904
   BTP                                41,600           206
   BTR                             1,965,500         6,942
   Bullough                           64,900            94
   Carlton Communications            217,000         1,726
   Charter                            18,600           232
   Commercial Union                   87,125         1,047
   Cowie Group                        35,566           209
   Crest Nicholson                    86,000           148
   Davis Service Group                46,600           217
   Dixons Group                      184,000         1,941
   Ed and F Man                      163,100           548
   Energy Group                       52,930           536
   Firstbus                          306,300         1,035
   General Accident                  160,500         2,359
   Glaxo Wellcome                    107,938         2,160
   Granada Group                     162,250         2,133
   Greenalls Group                    57,000           438
   Guardian Royal Exchange           279,400         1,229
   Guinness                          159,800         1,415
   Halifax*                          139,800         1,599
   Hambro Countrywide                 72,700           135
   Harrison & Crossfield             137,000           245
   Hazlewood Foods                   340,400           745
   Heywood Williams                  125,000           420
   Hillsdown Holdings                467,100         1,222

STATEMENT OF NET ASSETS
===============================================================================

SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)


INTERNATIONAL
EQUITY PORTFOLIO--CONCLUDED
---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
HSBC Holdings                         76,288      $  2,373
   Hyder                              98,800         1,337
   Iceland Frozen Foods              523,488           827
   IMI                                26,600           147
   Kingfisher                        251,350         2,953
   Kwik Save Group                   288,900         1,510
   Lex Service                       127,000           912
   Lloyds TSB Group                  394,000         4,615
   London & Manchester Group          30,800           203
   LucasVarity                       350,013         1,117
   M & G Group                        18,100           353
   Marston Thompson                  117,100           564
   Morrison Supermarket              107,900           313
   National Grid Group               280,000         1,207
   National Power                    139,000         1,279
   Northern Ireland Electricity       29,700           211
   Persimmon                          44,200           166
   Premier Cons Oil                  472,900           349
   Prudential                        190,638         1,881
   Railtrack Group                    65,100           815
   Rank Group                        254,375         1,457
   Reckitt & Coleman                  82,025         1,265
   Redrow Group                       31,500            85
   Renold                             77,800           343
   Reuters Holdings                  199,400         2,022
   Rexam                             259,363         1,250
   RJB Mining                        295,500         1,556
   Scottish Hydro-Electric            78,000           562
   Scottish Power                    244,283         1,722
   Sedgwick Group                    710,300         1,387
   Severn Trent                      149,815         2,130
   Shell Transportation & Trading    582,625         3,936
   South West Water                   54,400           715
   Southern Electric                  62,453           470
   Stakis                            323,400           545
   Standard Chartered                105,050         1,407
   Storehouse                        123,200           455
   Sun Alliance Group                515,786         4,178
   T & N                             689,500         1,793
   Tesco                             223,800         1,483
   Thames Water                      215,300         2,765
   Thorn                             102,942           273
   TI Group                          114,000         1,088
   TLG                               117,000           202
   Tomkins                           259,475         1,257
   Triplex Lloyd                      41,000           120
   Unigate                           143,000         1,221
   United Utilities                  149,500         1,671
   Vaux Group                         82,400           379
   Weir Group                        384,000         1,661
   Wessex Water                      271,670         2,102
   Willis Corroon Group              615,200         1,236
   Wilson Bowden                      16,400           143

---------------------------------------------------------------
                                   SHARES/FACE        MARKET
DESCRIPTION                       AMOUNT (000)      VALUE (000)
---------------------------------------------------------------
   Wimpey (George)                    346,800     $    747
   Wolseley                          201,000         1,451
                                                  --------
                                                   145,010
                                                  --------
Total Foreign Common Stocks
   (Cost $583,545)                                 596,035
                                                  --------

FOREIGN PREFERRED STOCKS -- 0.3%
AUSTRIA -- 0.2%
   Creditanstalt Bankverein           32,200         1,572
                                                  --------
GERMANY -- 0.1%
   Draegerwerk                         3,200            66
   Suedzucker                            530           242
                                                  --------
                                                       308
                                                  --------
ITALY -- 0.0%
   Unipol                             32,480            57
                                                  --------
Total Foreign Preferred Stocks
   (Cost $1,596)                                     1,937
                                                  --------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill
     5.998%, 09/18/97 (1)             $1,610         1,605
                                                  --------
Total U.S. Treasury Obligation
   (Cost $1,605)                                     1,605
                                                  --------

REPURCHASE AGREEMENTS -- 5.3%
   J.P. Morgan
     5.55%, dated 08/29/97, matured
     09/02/97, repurchase price $14,372,926
     (collateralized by various
     U.S. Treasury Bonds, ranging
     in par value $10,726,000,
     11/15/12-11/15/15, 9.875%-10.375%,
     market value $14,659,145)        14,371        14,371
   State Street Bank
     5.00%, dated 08/29/97, matured
     09/02/97, repurchase price $19,680,197
     (collateralized by U.S. Treasury Note,
     par value $1,920,000, 12/31/97,
     5.25%, market value $20,071,392) 19,672        19,672
                                                  --------
Total Repurchase Agreements
   (Cost $34,043)                                   34,043
                                                  --------
Total Investments -- 98.8%
   (Cost $620,789)                                 633,620
                                                  --------
Other Assets and Liabilities, Net -- 1.2%            8,001
                                                  --------
8

===============================================================================


---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 63,685,558
   outstanding shares of beneficial interest      $592,935
Portfolio Shares of Class D
   (unlimited authorization -- no
   par value) based on 20,239
   outstanding shares of beneficial interest           200
Accumulated net realized gain
   on investments                                   29,343
Net unrealized depreciation on
   forward foreign currency contracts,
   futures contracts, foreign currency
   and translation of other assets and
   liabilities in foreign currency                    (755)
Net unrealized appreciation on investments          12,831
Undistributed net investment income                  7,067
                                                  --------
Total Net Assets -- 100.0%                        $641,621
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.07
                                                  ========
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE -- CLASS D                              $9.97
                                                  ========
MAXIMUM OFFERING PRICE PER
   SHARE -- CLASS D ($9.97 / 95%)                   $10.49
                                                  ========

(1) SECURITIES SEGREGATED TO COLLATERALIZE FUTURES
    CONTRACTS WITH AN AGGREGATE MARKET VALUE OF
    $15,279,912.
 * NON-INCOME PRODUCING SECURITY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN
ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE
FINANCIAL STATEMENTS.

EMERGING MARKETS
EQUITY PORTFOLIO

FOREIGN COMMON STOCKS -- 82.1%
ARGENTINA -- 3.8%
   Banco Frances ADR                  92,135      $  3,017
   Cresud                            548,900         1,307
   Irsa                              300,050         1,333
   Irsa ADR                            2,777           123
   Sidera                            603,649         3,093
   Telefonica Argentina ADR           28,800           999
   YPF ADR                            73,000         2,377
                                                  --------
                                                    12,249
                                                  --------
BRAZIL -- 2.9%
   Companhia Energetica de
     Sao Paulo ADR*                   83,300         1,751
   Sabesp                          2,835,000           741
   Telebras                       53,150,000         5,699
   Telebras ADR                       10,350         1,221
                                                  --------
                                                     9,412
                                                  --------

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
CHILE -- 6.0%
   Chilectra ADR                     117,100     $   3,610
   CIA Telecomunicacion
     Chile ADR                        84,927         2,553
   Empresa Nacional de
     Electricidad ADR                261,000         5,807
   Quimica y Minera Chile ADR         77,400         4,673
   Supermercados Unimarc ADR*        176,700         2,938
                                                  --------
                                                    19,581
                                                  --------
CHINA -- 0.2%
   Shanghai Dajiang Group,
     Series B                        226,600            73
   Shanghai Dazhong Taxi             159,000           188
   Shanghai Lujiazui Finance
     and Trade, Series B*            313,540           370
   Shanghai Yaohua Pilkington
     Glass, Series B                 162,000            55
                                                  --------
                                                       686
                                                  --------
COLOMBIA -- 1.2%
   Banco Gandero ADR                  60,110         2,179
   Banco Industrial
     Colombiano ADR                   47,140           822
   Cementos Diamante GDR              36,590           512
   Cementos Paz del Rio GDR*          14,030           236
   Gran Cadena Almacenes GDR          29,884           271
                                                  --------
                                                     4,020
                                                  --------
CZECH REPUBLIC -- 1.3%
   CEZ*                               40,244         1,251
   IPS*                               19,487           139
   Komercni Banka                      8,216           159
   Skoda*                             15,520           406
   SPT Telecom*                       18,044         2,262
                                                  --------
                                                     4,217
                                                  --------
GREECE -- 3.9%
   Aegek                              30,070           150
   Aktor                              11,820           116
   Alpha Credit Bank                  41,554         2,712
   Aluminum Company of Greece          5,100           323
   Attica Enterprises                 30,575           324
   Commercial Bank of Greece          17,180           683
   Delta Dairy                        13,815           190
   Elais Oleaginous                    6,540           183
   Ergo Bank                          26,914         1,570
   Hellas Can Packaging                9,320           122
   Hellenic Bottling                  36,075         1,304
   Hellenic Sugar Industry            10,860            61
   Heracles General Cement            25,570           478
   Intracom                           13,870           575
   Ionian Bank                        10,393           203
   Michaniki                          17,916           110

STATEMENT OF NET ASSETS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)


EMERGING MARKETS
EQUITY PORTFOLIO--CONTINUED
---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   National Bank of Greece            12,558      $  1,465
   OTE                                38,084           847
   Papastratos Cigarettes             15,840           270
   Silver & Baryte Ores Mining         6,060            95
   Titan Cement Company               19,970         1,020
                                                  --------
                                                    12,801
                                                  --------
HONG KONG -- 2.2%
   Beijing Enterprises*               44,000           332
   Cheung Kong Infrastructure*       162,000           475
   China International Marine        123,500           153
   China Pharmaceutic                898,000           284
   China Resources Enterprise,
     Series B                        105,000           440
   Guangdong Electric Power
     Development, Series B           201,840           147
   Guangdong Warrants*                28,000            16
   Guangshen Railway, Series H*    1,236,000           514
   Jilin Chemical Industrial,
     Series H                        760,000           243
   Maanshan Iron & Steel,
     Series H                      2,104,000           665
   Qingling Motors, Series H         772,000           436
   Shanghai Hai Xing Shipping,
     Series H                      1,150,000         1,039
   Shanghai Industrial Holdings       73,000           480
   Shanghai Petrochemical,
     Series H                      2,022,000           835
   Shenzen China Bicycle, Series B   228,714            70
   Tsingtao Brewery, Series H        272,000           168
   Yizheng Chemical Fibre,
     Series H                      1,102,000           804
                                                  --------
                                                     7,101
                                                  --------
HUNGARY -- 1.1%
   Borsodchem                          7,500           281
   Danubius Hotel*                     7,590           209
   Egis                                7,400           360
   Gedeon Richter                     11,690         1,153
   MOL                                52,387         1,075
   OTP Bank                           12,754           397
                                                  --------
                                                     3,475
                                                  --------
INDIA -- 2.4%
   BSES GDR                           37,735           645
   EIH GDR*                            8,350           113
   Gujarat Ambuja Cement GDR*         50,000           475
   Hindalco Industries GDR            55,400         1,641
   India Fund                         87,030           723
   Industrial Credit and
     Investment of India*             43,700           612
   ITC GDR*                           58,105           973
   Mahindra & Mahindra GDR            65,000           741

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   State Bank of India GDR*           38,100      $    752
   Videsh Sanchar GDR                 70,200           965
   Videsh Senchar 144A GDR             6,950           103
                                                  --------
                                                     7,743
                                                  --------
INDONESIA -- 3.8%
   Astra 'F'                         460,000         1,016
   Bank International
     Indonesia 'F'                 1,962,340           554
   Bank International
     Indonesia Warrants*              38,520             3
   Citra Marga Nusaphala
     Persada 'F'                     990,000           263
   Daya Guna Samudera 'F'          1,290,000         1,767
   Gudang Garam 'F'                  800,000         2,192
   Kawasan Industries 'F'            728,666           537
   Putra Surya Multi 'F'*             55,000            29
   Reliance Industries GDR*          132,800         2,629
   Telekomunikasi Indonesia 'F'    1,944,000         1,781
   Telekomunikasi Indonesia ADR       42,300           830
   Tjiwi Kimia 'F'                   705,992           387
   United Tractors 'F'               191,000           327
                                                  --------
                                                    12,315
                                                  --------
MALAYSIA -- 7.2%
   AMMB Holdings Rights*             121,000            29
   Berjaya Sports Toto               419,000         1,148
   IJM                               824,000           897
   IOI Properties                  1,230,000         1,104
   KFC                               472,000         1,002
   Kuala Lumpur Kepong Berhad        920,000         1,875
   Kwong Yik Bank                    161,000           471
   Magnum                          1,161,000         1,078
   Malayan Banking                   484,000         3,216
   Malaysian Assurance Alliance      411,400         1,198
   Malaysian Pacific Industries      400,000         1,089
   New Straits Times Press           420,000         1,870
   RHB Sakura Merchant Bankers*       30,900            36
   Rothmans of Pall Mall             160,400         1,291
   Sime Darby                      1,026,000         2,424
   Sime Uep Properties               640,000           855
   Tenaga Nasionale                  470,000         1,400
   UMW Holdings Berhad               435,000         1,169
   United Engineers                  340,000         1,386
                                                  --------
                                                    23,538
                                                  --------
MEXICO -- 7.4%
   Accel, Series B*                2,405,000           665
   Acer Computec Latino*             392,000         1,512
   Bufete Industrial ADR*              4,900           102
   Cifra ADR                         590,000         1,122
   Corporacion Interamericana
     de Enterenemienta*              295,800         1,647
   Grupo Alfa, Series A              658,899         5,083

===============================================================================



---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Grupo Fernandez Edit,
     Series B*                     4,532,000      $  1,206
   Grupo Financiero Banorte,
     Series B*                       275,000           424
   Grupo Radio Centro ADR             41,400           600
   Grupo Televisa GDR*                50,500         1,648
   Hylsamex                          254,000         1,839
   Pepsi-Gemex GDR                   138,000         2,122
   San Luis                          428,100         3,407
   Telefonos de Mexico ADR            41,700         2,033
   Vitro ADR                          43,800           564
                                                  --------
                                                    23,974
                                                  --------
PAKISTAN -- 1.2%
   Adamjee Insurance                   3,562            10
   D.G. Khan Cement                   55,440            16
   Engro Chemicals                    76,650           290
   Fauji Fertilizer                  224,400           496
   Hub Power*                      1,012,300         1,200
   ICI Pakistan*                     690,000           386
   Muslim Commercial Bank*           166,000           156
   Pakistan State Oil                 58,479           514
   Pakistan Telecom*                 524,500           474
   Sui Northern Gas Pipelines*       139,500           109
   Sui Southern Gas                  174,625           118
                                                  --------
                                                     3,769
                                                  --------
PERU -- 1.6%
   Banco Wiese ADR                    32,870           214
   Buenaventura ADR                   26,470           490
   Cementos Lima                      14,755           303
   Credicorp                          40,380           851
   Ferreyros ADS                      10,166           224
   Southern Peru Copper*              36,100           659
   Telefoncia del Peru ADR            85,808         2,006
   Telefonica del Peru, Series B     234,750           550
                                                  --------
                                                     5,297
                                                  --------
PHILIPPINES -- 2.6%
    Ayala, Series B                  967,250           458
    Ayala Land, Series B             750,000           374
    Fil-Estate Land*                 265,000            30
   International Container
     Terminal Services*            2,612,250           564
   Manila Electric, Series B         323,320         1,106
   Metropolitan Bank & Trust          53,685           597
   Philippine Long Distance           94,640         2,421
   Philippine Long Distance ADR       25,360           640
   San Miguel, Series B              278,417           463
   SM Prime Holdings               8,436,000         1,766
                                                  --------
                                                     8,419
                                                  --------

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
POLAND -- 1.3%
   Agros Holdings, Series C*           5,880       $   168
   Bank Handlowy*                     53,800           678
   Bank Inicjatyw Gospodarczych*     170,506           199
   Bank Przemyslowo-Handlowy           5,868           326
   Bank Rozwoju Eksportu               9,256           187
   Bank Slaski                         8,069           597
   Debica                             12,024           334
   Elektrim                           58,290           537
   Exbud*                              6,100            73
   Gorazdze                            5,247           214
   Mostostal Export                   30,991           101
   Okocim                             13,378            66
   Polifarb Wroclaw                   15,257            61
   Rolimpex*                           9,272            36
   Stomil Olsztyn                     16,986           171
   Wielkopolski Bank Kredytowy        59,952           328
   ZML Kety                            7,478           138
   Zywiec                              2,106           164
                                                  --------
                                                     4,378
                                                  --------
PORTUGAL -- 3.9%
   Banco Comercial Portugues         114,058         2,117
   Banco Espirito Santo               16,585           408
   Banco Totta & Acores               11,980           215
   BPI-SGPS                           70,300         1,383
   Cimentos de Portugal               41,508           998
   Electricidade de Portugal          91,200         1,424
   Jeronimo Martins & Filho           20,823         1,285
   Modelo Continente                   7,510           298
   Mundial Confianca*                 31,400           548
   Portucel Industrial Empresa        24,951           187
   Portugal Telecom                   40,798         1,516
   Semapa                             15,100           340
   Sonae Investimentos                30,385         1,132
   Soporcel*                          24,345           732
                                                  --------
                                                    12,583
                                                  --------
SOUTH AFRICA -- 9.8%
   Amalgamated Banks of
     South Africa                     50,748           329
   Amalgamated Beverage               48,680           367
   Anglo American                     22,800         1,170
   Anglo American Gold
     Investment Company                6,300           339
   Anglo American Investment Trust    26,100           863
   Anglovaal, Series N                34,000           710
   Avmin                             104,600           256
   B.O.E, Series N                   975,000         1,476
   Bidvest Group                     100,000           795
   Billiton Entitlement*              66,875           258
   Billiton*                         200,625           774
   Bonnita Holdings                  346,338           170

STATEMENT OF NET ASSETS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)


EMERGING MARKETS EQUITY
PORTFOLIO--CONTINUED
---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   C.G. Smith                        194,100      $    991
   Compagnie Financiere Richemont     92,100         1,242
   CTP Holdings                       30,100           392
   De Beers Centenary                 38,400         1,224
   Delta Electrical Industries        58,600           306
   Ellerine Holdings                  45,880           381
   First National Bank               104,800           827
   Gencor                             53,500           136
   Gold Fields of South Africa        33,300           682
   Investec Bank                      10,000           364
   JCI                                57,365           361
   Johnnies Industrial               138,500         1,816
   Lebowa Platinum Mines*            260,000           277
   Lewis Foschini Investment*         45,000            48
   Liberty Life Association of Africa 38,945         1,200
   Liblife Strategic Investments     161,500           596
   Malbak                             71,900            99
   Murray & Roberts                  358,100           958
   Nedcor                             24,460           480
   New Africa Investments,
     Series N*                       494,961           359
   New Africa Investments Rights*    371,220            20
   NK Properties                     325,000           225
   OTK Holdings                      535,225           628
   Palabora Mining                    27,000           481
   Plessey                           157,901           321
   Power Technologies                285,800           548
   Randgold & Exploration*           187,700           660
   Rembrandt Group                    83,400           807
   Reunert                           100,000           331
   Rustenburg Platinum                34,000           578
   Saflife*                          175,000           534
   Sasol                             163,521         2,179
   Shoprite Holdings                 174,200           293
   Siltek                            154,300           737
   South African Breweries            48,287         1,449
   Standard Bank                      10,000           448
   Tiger Oats                         59,900           894
   Western Deep Levels                 5,000           120
   Wooltru                            91,943           510
                                                  --------
                                                    32,009
                                                  --------
SOUTH KOREA -- 2.9%
   Cho Hung Bank                      20,000            98
   Dong-A Pharmaceuticals              6,060           164
   Dong-Ah Construction                5,500            94
   Dongah Tire*                        1,428            80
   Hankuk Glass Industry               3,600           104
   Housing & Commercial Bank           2,000            37
   Housing & Commercial
     Bank GDR*                         7,700           135
   Hyundai Engineering &
     Construction                      8,334           176
   Kookmin Bank                        2,433            31

---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
   Kookmin Bank GDR 144A*              5,000      $     73
   Kookmin Bank Rights*                    1            --
   Korea Asia Fund*                      120         1,028
   Korea Electric Power                5,990           157
   Korea Electric Power ADR           62,050         1,012
   Korea Exchange Bank*               18,320           105
   Korea Fund                        132,973         1,654
   LG Chemical*                       13,350           221
   LG Information &
     Communication*                    2,000           211
   LG Information &
     Communication Rights*               144             4
   LG Insurance                        2,000           118
   Pohang Iron & Steel                 5,580           483
   Pohang Iron & Steel ADR*           32,400           838
   Samchully                           2,800           181
   Samsung Display Devices *           5,270           267
   Samsung Electronics                 2,165           238
   Samsung Electronics GDR*            6,900           365
   Samsung Electronics New
     1/2 Non-voting GDS*               3,296           181
   Samsung Electronics
     Non-voting GDS*                     874            23
   Samsung Eletro-Mechanics           10,000           278
   Samsung Fire & Marine Insurance       390           156
   Seoul City Gas*                     4,200           173
   Shinhung                            6,000           208
   SK Telecom                            130            69
   SK Telecom ADR                     55,900           503
   Yukong                              3,970            91
                                                  --------
                                                     9,556
                                                  --------
TAIWAN -- 6.1%
   Accton Technology GDR*             74,000           500
   Acer GDR*                          96,250         1,266
   Advanced Semiconductor
     Engineering GDR                  37,560           951
   Asia Cement GDR                    97,500         1,219
   Asustek Computer GDR*             126,000         2,665
   China Steel GDR                    60,336         1,219
   Lite-On Technology GDR*            28,860           844
   President Enterprises GDS*         68,400         1,154
   ROC Taiwan Fund                   151,300         1,967
   Siliconware Precision GDR*         77,200         1,641
   Taiwan American Fund*              50,000         1,018
   Teco Electric & Machinery GDR*     28,060           473
   Tung Ho Steel GDR*                100,575           950
   Yageo GDR 144A*                   113,932         2,834
   Yageo GDR*                         14,000           348
   Yang Ming Marine
     Transport GDR*                   90,000           865
                                                  --------
                                                    19,914
                                                  --------
12

===============================================================================


---------------------------------------------------------------
                                                      MARKET
DESCRIPTION                           SHARES       VALUE (000)
---------------------------------------------------------------
THAILAND -- 2.3%
   Bangkok Bank 'F'                  265,600      $  1,315
   Electric Generating 'F'           975,510         1,714
   Industrial Finance 'F'            129,300           102
   Lanna Lignite 'F'                  45,500           304
   National Finance and
     Securities 'F'                  219,100           125
   Phatra Thanakit 'F'               261,000           260
   PTT Exploration 'F'                96,100         1,025
   TelecomAsia 'F'                   358,500           291
   Thai Airways International 'F'    711,400           823
   Thai Engine Manufacturing 'F'      36,000           202
   Thai Farmers Bank 'F'             316,700           909
   Thai Farmers Bank Warrants*        26,138            10
   Thai Petrochemical 'F'             98,400            31
   Tipco Asphalt 'F'                 135,000           411
                                                  --------
                                                     7,522
                                                  --------
TURKEY -- 3.8%
   Akbank                         28,242,240         1,812
   Akcansa Cimento                 2,061,000           308
   Aktas Elektrik Ticaret            146,154           218
   Arcelik                         5,214,013           521
   Brisa                             401,399           151
   Cukurova Elektrik                 320,107           463
   Ege Biracilik Ve Malt Sanayii   1,362,850           305
   Erciyas Biracilik Ve
     Malt Sanayii                  1,157,147           150
   Eregli Demir Ve
     Celik Fabrikalari             3,269,943           537
   Ihlas Gazetecil*                1,543,761           219
   Koc Holdings                    6,404,420         1,644
   Migros                            604,806           397
   Netas*                            670,264           178
   Otosan                            500,573           306
   Peg Profilo                     1,884,585           108
   Petkim Petrokimya                 491,740           197
   Petrol Ofisi                    1,128,919           202
   Tupras*                         4,453,094           372
   Turk Hava Yollari*              1,687,903           448
   Turkiye Garanti Bankasi        25,615,869         1,025
   Turkiye Is Bankasi              6,384,808         2,058
   Yapi Ve Kredi Bankas           32,276,217           665
                                                  --------
                                                    12,284
                                                  --------
UNITED STATES -- 0.9%
   Formosa Fund*                         194         2,909
                                                  --------
VENEZUELA -- 2.3%
   Banco Provincial                  350,142           694
   Compania Anonima Nacional
     Telecom ADR                      51,900         2,141
   Electricdid de Caracas          1,917,640         3,302

---------------------------------------------------------------
                                   SHARES/FACE        MARKET
DESCRIPTION                       AMOUNT (000)(1)  VALUE (000)
---------------------------------------------------------------
   Mavesa ADR                         31,125      $    243
   Sivensa ADR                        80,785           431
   Venezolana de Cementos            290,836           703
                                                  --------
                                                     7,514
                                                  --------
Total Foreign Common Stocks
   (Cost $262,834)                                 267,266
                                                  --------

FOREIGN PREFERRED STOCKS -- 7.2%
BRAZIL -- 7.1%
   Banco Bradesco                356,269,968         3,526
   Banco Credito Nacional*       151,000,000         1,647
   Cemig                          43,900,000         1,972
   Cofap                             148,000         1,221
   Electrobras, Series B           6,446,000         2,936
   Itausa Investimentos              830,000           768
   Lojas Renner                    7,700,000           332
   Petrol Brasileiros             11,664,000         2,844
   Telebras                        9,009,000         1,086
   Teleceara, Series C             2,721,494         1,372
   Telemig, Series B               7,643,645         1,121
   Telerj                          5,109,919           688
   Telesp                          1,851,306           551
   Unibanco                       46,260,000         1,711
   Unibanco GDR*                      17,900           627
   Usiminas Gerais                    82,600           903
                                                  --------
                                                    23,305
                                                  --------
GREECE -- 0.0%
   Michaniki                           2,000             9
                                                  --------
PERU -- 0.1%
   Cerveceria Backus & Johnston,
     Series A                         29,073           258
                                                  --------
Total Foreign Preferred Stocks
   (Cost $17,160)                                   23,572
                                                  --------

FOREIGN CONVERTIBLE BONDS -- 3.3%
INDIA -- 0.4%
   Indian Petrochemicals
     2.500%, 03/11/02            US   $  470           466
   Mahindra & Mahindra
     5.000%, 07/01/01            US   $  912           950
                                                  --------
                                                     1,416
                                                  --------
MALAYSIA -- 0.0%
   AMMB
     5.000%, 05/13/02                    121            36
                                                  --------
MEXICO -- 0.6%
   Alfa
     8.000%, 09/15/00            US   $1,120         1,910
                                                  --------
13

STATEMENT OF NET ASSETS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)


EMERGING MARKETS EQUITY
PORTFOLIO--CONCLUDED
---------------------------------------------------------------
                                   SHARES/FACE        MARKET
DESCRIPTION                       AMOUNT (000)(1)  VALUE (000)
---------------------------------------------------------------
TAIWAN -- 2.3%
   Delta Electronics
     0.500%, 03/06/04            US   $1,228      $  2,299
   GVC
     0.000%, 05/21/02            US   $  500           534
   Lite-On Technologies
     0.750%, 05/01/04            US   $  700           827
   Nanya Plastics
     1.750%, 07/19/01            US   $  590           968
   Siliconware Precision
     0.500%, 07/21/04            US   $1,000         1,101
   Taiwan Seminconductor
     0.000%, 07/03/02            US   $  500           538
   Walsin Lihwa
     3.250%, 06/16/04            US   $1,000         1,075
                                                  --------
                                                     7,342
                                                  --------
Total Foreign Convertible Bonds
   (Cost $8,672)                                    10,704
                                                  --------

REPURCHASE AGREEMENTS -- 6.0%
   Morgan Stanley
     5.53%, dated 8/29/97, matured
     09/02/97, repurchase price
     $4,757,569 (collateralized
     by various U.S. Treasury Notes
     and Agency instruments,
     ranging in par value
     $30,000-$9,650,000, 0%- 5.875%,
     06/01/98-04/15/24, total
     market value $4,866,353)         4,755         4,755
   State Street Bank
     5.00%, dated 08/29/97,
     matured 09/02/97, repurchase
     price $14,617,088
     (collateralized by U.S. Treasury
     Note, par value $14,870,000,
     5.25%, 12/31/97, market
     value $14,912,805)               14,611        14,611
                                                  --------
Total Repurchase Agreements
   (Cost $19,366)                                   19,366
                                                  --------
Total Investments -- 98.6%
   (Cost $308,032)                                 320,908
                                                  --------
Other Assets and Liabilities, Net -- 1.4%            4,643
                                                  --------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 26,404,802
   outstanding shares of beneficial interest       313,449
Undistributed net investment income                    422

---------------------------------------------------------------
                                   SHARES/FACE        MARKET
DESCRIPTION                       AMOUNT (000)(1)  VALUE (000)
---------------------------------------------------------------
Accumulated net realized loss
   on investments                               $   (1,180)
Net unrealized appreciation on
   forward foreign currency contracts,
   foreign currency and translation
   of other assets and liabilities in
   foreign currency                                      3
Net unrealized appreciation
   on investments (2)                               12,857
                                                  --------
Total Net Assets -- 100.0%                        $325,551
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $12.33
                                                  ========

* NON-INCOME PRODUCING SECURITY
AMOUNTS DESGINATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. ADR -- AMERICAN DEPOSITORY RECEIPT
ADS -- AMERICAN DEPOSITORY SHARE
F --FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPT
GDS -- GLOBAL DEPOSITORY SHARE
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.
(2) NET OF 19,000 ACCRUED FOREIGN WITHHOLDING TAXES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


INTERNATIONAL FIXED
INCOME PORTFOLIO

FOREIGN BONDS -- 86.8%
AUSTRALIA -- 1.2%
   Government of Australia
     7.500%, 07/15/05                  3,826    $    2,999
   Queensland Treasury
     8.000%, 08/14/01                    953           756
                                                  --------
                                                     3,755
                                                  --------
AUSTRIA -- 2.4%
   Republic of Austria
     3.750%, 02/03/09             JY 803,000         7,511
                                                  --------
CANADA -- 1.6%
   Government of Canada
     6.500%, 06/01/04                  3,912         2,935
     9.000%, 06/01/25                  2,000         1,883
                                                  --------
                                                     4,818
                                                  --------
DENMARK -- 3.7%
   Danish Mortgage
     7.000%, 10/01/29                 16,940         2,364
   Kingdom of Denmark
     8.000%, 03/15/06                 52,595         8,586
     7.000%, 11/10/24                  3,200           465
                                                  --------
                                                    11,415
                                                  --------
14

===============================================================================


---------------------------------------------------------------
                                   FACE AMOUNT        MARKET
DESCRIPTION                         (000)(1)        VALUE (000)
---------------------------------------------------------------
FRANCE -- 5.2%
   Government of France
     8.125%, 05/25/99                 23,250      $  4,098
     5.500%, 04/25/04                 71,010        11,954
                                                  --------
                                                    16,052
                                                  --------
GERMANY -- 13.2%
   Bundesschatzanweisungen
     5.250%, 02/25/98                  7,610         4,251
   Deutschland Republic
     6.000%, 02/16/06                 26,629        15,162
     6.250%, 01/04/24                 22,080        12,069
   KFW International Finance
     6.625%, 04/15/03                  1,140           677
   Treuhandanstalt
     6.375%, 07/01/99                  2,480         1,433
     6.500%, 04/23/03                 12,020         7,114
                                                  --------
                                                    40,706
                                                  --------
ITALY -- 13.2%
   Republic of Italy
     8.500%, 08/01/99             43,150,000        25,408
     8.500%, 08/01/04             24,290,000        15,205
                                                  --------
                                                    40,613
                                                  --------
JAPAN -- 19.5%
   Asian Development Bank
     3.125%, 06/29/05              1,700,000        15,506
   European Investment Bank
     3.000%, 09/20/06              1,416,000        12,565
   Export-Import Bank
     4.375%, 10/01/03              1,702,000        16,227
   Japanese Development Bank
     2.875%, 12/20/06              1,800,000        15,813
                                                  --------
                                                    60,111
                                                  --------
NETHERLANDS -- 3.7%
   Kingdom of Netherlands
     5.750%, 01/15/04                 22,920        11,586
                                                  --------
SPAIN -- 4.3%
   Kingdom of Spain
     11.300%, 01/15/02             1,673,230        13,409
                                                  --------
SWEDEN -- 2.9%
   Kingdom of Sweden
     10.250%, 05/05/03                58,200         8,829
                                                  --------
UNITED KINGDOM -- 15.9%
   European Investment Bank
     7.000%, 03/30/98                    200           323
   United Kingdom Treasury
     7.250%, 03/30/98                  6,910        11,206

---------------------------------------------------------------
                                   FACE AMOUNT        MARKET
DESCRIPTION                         (000)(1)        VALUE (000)
---------------------------------------------------------------
     7.000%, 11/06/01                  8,550      $ 13,824
     9.000%, 07/12/11                 12,000        22,669
     8.000%, 06/07/21                    550           997
                                                  --------
                                                    49,019
                                                  --------
Total Foreign Bonds
   (Cost $276,153)                                 267,824
                                                  --------

U.S. TREASURY OBLIGATIONS -- 11.3%
   U.S. Treasury Notes
     5.875%, 10/31/98                 29,330        29,342
     6.625%, 04/30/02                  5,115         5,190
     6.250%, 06/30/02                    220           220
                                                  --------
Total U.S. Treasury Obligations
   (Cost $34,805)                                   34,752
                                                  --------

REPURCHASE AGREEMENT -- 0.1%
   State Street Bank
     5.50%, dated 08/29/97, matured
     09/02/97, repurchase price
     $476,198 (collateralized by
     U.S. Treasury Note, par value
     $485,000, 12/31/97, 5.25%, market
     value $488,686)                     476           476
                                                  --------
Total Repurchase Agreement
   (Cost $476)                                         476
                                                  --------
Total Investments -- 98.2%
   (Cost $311,434)                                 303,052
                                                  --------
Other Assets and Liabilities, Net -- 1.8%            5,573
                                                  --------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 29,452,348
   outstanding shares of beneficial interest       317,261
Accumulated net realized gain
   on investments                                      513
Net unrealized depreciation on forward
   foreign currency contracts, foreign
   currency and translation of other assets
   and liabilities in foreign currency              (1,487)
Net unrealized depreciation on investments          (8,382)
Undistributed net investment income                    720
                                                  --------
Total Net Assets -- 100.0%                        $308,625
                                                  ========
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.48
                                                  ========

JY -- JAPANESE YEN
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)


EMERGING MARKETS
DEBT PORTFOLIO
---------------------------------------------------------------
                                   FACE AMOUNT        MARKET
DESCRIPTION                         (000)(1)        VALUE (000)
---------------------------------------------------------------
FOREIGN BONDS -- 64.5%
ALGERIA -- 3.2%
   Republic of Algeria FRN
       6.909%, 09/04/06                1,750       $ 1,544
                                                   -------
ARGENTINA -- 5.1%
   Government of Argentina
     11.000%, 10/09/06                   750           858
       5.500%, 03/31/23                1,000           729
   Government of Argentina FRN
       6.875%, 03/31/23                1,000           905
                                                   -------
                                                     2,492
                                                   -------
BRAZIL -- 12.8%
   Government of Brazil
       8.000%, 04/15/14                7,664         6,237
                                                   -------
BULGARIA -- 3.4%
   Government of Bulgaria FLIRB
       2.250%, 07/28/12                  950           585
   Government of Bulgaria IAB FRN
       6.688%, 07/28/11                1,400         1,075
                                                   -------
                                                     1,660
                                                   -------
ECUADOR -- 3.4%
   Government of Ecuador PDI
       6.688%, 02/27/15                2,346         1,648
                                                   -------
IVORY COAST -- 2.0%
   Ivory Coast When Issued FLIRB       2,500           981
                                                   -------
MEXICO -- 11.1%
   Government of Mexico FRN, Series A
     (including 500,000 rights)
       6.250%, 12/31/19                  500           400
   Government of Mexico FRN, Series B
     (including 1,230,000 rights)
       6.836%, 12/31/19                  800           752
   Government of Mexico, Series B
     (including 250,000 rights)
       6.250%, 12/31/19                  250           200
   United Mexican States
     11.375%, 09/15/16                 3,500         4,047
                                                   -------
                                                     5,399
                                                   -------
PANAMA -- 4.5%
   Government of Panama IRB
       3.750%, 07/17/14                  550           424
   Government of Panama PDI
       6.688%, 07/17/16                2,061         1,798
                                                   -------
                                                     2,222
                                                   -------
PERU -- 4.0%
   Republic of Peru PDI
       4.000%, 03/07/17                3,000         1,969
                                                   -------
---------------------------------------------------------------
                                   FACE AMOUNT        MARKET
DESCRIPTION                         (000)(1)        VALUE (000)
---------------------------------------------------------------
PHILIPPINES -- 2.6%
   Government of Philippines
       8.750%, 10/07/16                  500        $  494
   Government of Philippines
     Treasury Bill
       0.926%, 08/14/98                  800           793
                                                   -------
                                                     1,287
                                                   -------
POLAND -- 2.8%
   Government of Poland
     12.000%, 06/12/02                 6,500         1,356
                                                   -------
VENEZUELA -- 9.6%
   Government of Venezuela
     (including 20,000 rights)
       6.750%, 03/31/20                4,000         3,275
   Government of Venezuela FRN
       6.750%, 12/18/07                1,500         1,401
                                                   -------
                                                     4,676
                                                   -------
Total Foreign Bonds
   (Cost $31,657)                                   31,471
                                                   -------

LOAN PARTICIPATIONS -- 14.6%
MOROCCO -- 3.8%
   Morocco R&C Loan FRN
     6.813%, 01/01/09
     (Participation: J.P. Morgan) (3)    650           597
     (Participation: Chase Manhattan
       Bank) (3)                         650           597
     (Participation: ING Bank) (3)       700           644
                                                  --------
                                                     1,838
                                                  --------
RUSSIA -- 10.8%
   Russian Loan Agreement (2)
     (Participation: Chase Manhattan
       Bank) (3)                       1,000           993
   Russian Principal When Issued
     (Participation: Chase Manhattan
       Bank) (3)                       2,000         1,430
   (Participation: Morgan Stanley)(3)  4,000         2,860
                                                  --------
                                                     5,283
                                                  --------
Total Loan Participations
(Cost $6,861)                                        7,121
                                                  --------
U.S. TREASURY OBLIGATIONS -- 26.6%
   U.S. Treasury Bill
     5.998%, 09/18/97                  6,000         5,982
   U.S. Treasury Note
     5.875%, 07/31/99                  7,000         6,990
                                                  --------
Total U.S. Treasury Obligations
   (Cost $12,974)                                   12,972
                                                  --------
16

===============================================================================


---------------------------------------------------------------
                                   FACE AMOUNT        MARKET
DESCRIPTION                         (000)(1)        VALUE (000)
---------------------------------------------------------------
REPURCHASE AGREEMENTS -- 4.3%
   Merrill Lynch
     5.53%, dated 08/29/97, matured
     09/02/97, repurchase price
     $1,000,461 (collateralized by
     U.S. Treasury Note, par value
     $1,020,000, 07/31/99, 5.875%,
     market value $1,023,825)         $1,000        $ 1,000
   State Street Bank
     5.50%, dated 08/29/97, matured
     09/02/97, repurchase price
     $1,107,507 (collateralized by
     U.S. Treasury Note, par value
     $1,125,000, 12/31/97, 5.25%,
     market value $1,133,550)          1,107          1,107
                                                    -------
Total Repurchase Agreements
   (Cost $2,107)                                      2,107
                                                    -------
Total Investments -- 110.0%
   (Cost $53,599)                                    53,671
                                                    -------
Other Assets and Liabilities, Net -- (10.0%)         (4,874)
                                                    -------

NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization -- no
   par value) based on 4,736,936
   outstanding shares of beneficial interest        47,941
Undistributed net investment income                    476
Accumulated net realized gain
   on investments                                      281
Net unrealized appreciation on forward
   foreign currency contracts, foreign
   currency and translation of other
   assets and liabilities in foreign currency           27
Net unrealized appreciation on investments              72
                                                   -------
 Total Net Assets -- 100.0%                        $48,797
                                                   =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.30
                                                   =======

FLIRB -- FRONT LOADED INTEREST REDUCTION BOND
FRB -- FLOATING RATE BOND
FRN -- FLOATING RATE NOTE
IAB -- INTEREST ARREARS BOND
IRB -- INTEREST RATE BOND
PDI -- PAST DUE INTEREST
(1) IN U.S. DOLLARS UNLESS OTHERWISE INDICATED.
(2) NON-INCOME PRODUCING SECURITY. SECURITY IS IN DEFAULT.
(3) PARTICIPATIONS WERE ACQUIRED THROUGH FINANCIAL INSTITUTIONS INDICATED PARENTHETICALLY. SEE NOTE 9.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
===============================================================================
SEI INTERNATIONAL TRUST-- FOR THE PERIOD ENDED AUGUST 31, 1997 (UNAUDITED)

                                             ---------------    ----------------     ---------------    -------------
                                                                    EMERGING          INTERNATIONAL        EMERGING
                                              INTERNATIONAL         MARKETS               FIXED             MARKETS
                                                 EQUITY             EQUITY               INCOME             DEBT(1)
                                             ---------------    ----------------     ---------------     -------------
INVESTMENT INCOME:
   Dividends                                     $10,336          $   3,677            $    --               $ --
   Interest                                          686                480              6,414                597
   Less: Foreign Taxes Withheld                     (926)              (387)              (130)                --
                                                 -------          ---------            -------               ----
   Total Investment Income                        10,096              3,770              6,284                597
                                                 -------          ---------            -------               ----
EXPENSES:
   Management fees                                 1,380                904                757                 45
   Less management fees waived                        --                 --                (11)               (24)
   Investment advisory fees                        1,549              1,460                378                 59
   Less investment advisory fees waived             (282)              (484)               (63)               (15)
   Custodian/wire agent fees                         271                436                 65                 21
   Shareholder servicing fees                        767                348                316                 17
   Less shareholder servicing fees waived             --                (46)              (259)               (17)
   Professional fees                                  27                 21                 18                  1
   Registration & filing fees                         52                 31                 21                  3
   Printing fees                                      15                 20                 17                  1
   Trustee fees                                       23                  6                  6                 --
   Pricing fees                                        7                  7                  8                  2
   Distribution fees                                  --                 --                 --                 --
   Amortization of deferred organization costs        --                  1                  3                 --
   Miscellaneous fees                                 21                  8                  9                  1
                                                 -------          ---------            -------               ----
   Total Expenses                                  3,830              2,712              1,265                 94
                                                 -------          ---------            -------               ----
NET INVESTMENT INCOME                              6,266              1,058              5,019                503
                                                 -------          ---------            -------               ----
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                        15,243               (804)               196                281
     Futures contracts                               958                 --                 --                 --
   Net realized loss on forward foreign
     currency contracts and foreign
     currency transactions                          (509)              (251)            (2,988)               (27)
   Net change in unrealized appreciation
     (depreciation) on forward foreign
     currency contracts, futures contracts,
     foreign currencies, and translation
     of other assets and liabilities
     in foreign currency                            (798)                (8)            (2,766)                27
   Net change in unrealized appreciation
     (depreciation) on investments                   503            (15,709)*             (866)                72
                                                 -------           --------            -------               ----
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               $21,663           $(15,714)           $(1,405)              $856
                                                 =======           ========            =======               ====


(1) EMERGING MARKETS DEBT COMMENCED OPERATIONS ON JUNE 29, 1997.
* NET OF $19,000 CHARGE IN ACCRUED FOREIGN WITHHOLDING TAXES.
AMOUNTS DESIGNATED ARE "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
===============================================================================
SEI INTERNATIONAL TRUST -- FOR THE PERIOD ENDED AUGUST 31, 1997 (UNAUDITED) AND FOR THE YEAR ENDED FEBRUARY 28, 1997.

                                                             -------------------  --------------------
                                                                                       EMERGING
                                                                 INTERNATIONAL          MARKETS
                                                                    EQUITY              EQUITY
                                                             -------------------  --------------------
                                                              1997(2)    1997      1997(2)      1997
                                                             -------------------  --------------------
OPERATIONS:
   Net investment income (loss)                             $  6,266   $  5,137   $  1,058   $    (55)
   Net realized gain (loss) from investment transactions      16,201     47,383       (804)       331
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                (509)      (531)      (251)      (457)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, futures contracts,
     foreign currencies, and translation of other assets and
     liabilities denominated in foreign currencies              (798)        81         (8)        14
   Net change in unrealized appreciation (depreciation)
     on investments                                              503    (26,307)   (15,709)*   27,462
                                                            --------   --------   --------   --------
   Net increase (decrease) in net assets from operations      21,663     25,763    (15,714)    27,295
                                                            --------   --------   --------   --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                      --     (3,619)        --       (297)
     Class D                                                      --         (1)        --         --
   Net realized gains:
     Class A                                                      --    (37,589)        --       (121)
     Class D                                                      --        (14)        --         --
                                                            --------   --------   --------   --------
   Total dividends distributed                                    --    (41,223)        --       (418)
                                                            --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from shares issued in merger                        --    150,364         --         --
     Proceeds from shares issued                             195,657    333,733    145,819    163,899
     Reinvestment of cash distributions                           --     31,663         --        383
     Cost of shares redeemed                                 (99,954)  (277,258)   (26,028)   (36,866)
     Cost of shares redeemed in-kind                              --    (46,630)        --         --
                                                            --------   --------   --------   --------
     Increase in net assets from
       Class A transactions                                   95,703    191,872    119,791    127,416
                                                            --------   --------   --------   --------
   Class D:
     Proceeds from shares issued                                  44        183         --         --
     Reinvestment of cash distributions                           --         15         --         --
     Cost of shares redeemed                                     (28)      (216)        --         --
                                                            --------   --------   --------   --------
     Increase (decrease) in net assets from
       Class D transactions                                       16        (18)        --         --
                                                            --------   --------   --------   --------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                 95,719    191,854    119,791    127,416
                                                            --------   --------   --------   --------
         Net increase in net assets                          117,382    176,394    104,077    154,293
NET ASSETS:
   Beginning of period                                       524,239    347,845    221,474     67,181
                                                            --------   --------   --------   --------
   End of period                                            $641,621   $524,239   $325,551   $221,474
                                                            ========   ========   ========   ========
1. CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued in merger                                      --     14,954         --         --
     Shares issued                                            19,134     32,925     11,135     14,081
     Shares issued in lieu of cash distributions                  --      3,215         --         34
     Shares redeemed                                          (9,639)   (27,199)    (1,941)    (3,052)
     Shares redeemed in-kind                                      --     (4,462)        --         --
                                                            --------   --------   --------   --------
     Total Class A transactions                                9,495     19,433      9,194     11,063
                                                            --------   --------   --------   --------
   Class D:
     Shares issued                                                 4         18         --         --
     Shares issued in lieu of cash distributions                  --          1         --         --
     Shares redeemed                                              (2)       (21)        --         --
                                                            --------   --------   --------   --------
     Total Class D transactions                                    2         (2)        --         --
                                                            --------   --------   --------   --------
         Net increase in capital shares                        9,497     19,431      9,194     11,063
                                                            ========   ========   ========   ========

                                                             ---------------------   -----------
                                                                 INTERNATIONAL        EMERGING
                                                                    FIXED              MARKETS
                                                                    INCOME             DEBT(1)
                                                             ---------------------   -----------
                                                              1997(2)       1997        1997
                                                             ---------------------   -----------
OPERATIONS:
   Net investment income (loss)                             $  5,019     $  5,803      $   503
   Net realized gain (loss) from investment transactions         196        2,409          281
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions              (2,988)      (1,329)         (27)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, futures contracts,
     foreign currencies, and translation of other assets and
     liabilities denominated in foreign currencies            (2,766)         710           27
   Net change in unrealized appreciation (depreciation)
     on investments                                             (866)      (6,069)          72
                                                            --------     --------      -------
   Net increase (decrease) in net assets from operations      (1,405)       1,524          856
                                                            --------     --------      -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                      --       (6,286)          --
     Class D                                                      --           --           --
   Net realized gains:
     Class A                                                      --       (1,238)          --
     Class D                                                      --           --           --
                                                            --------     --------      -------
   Total dividends distributed                                    --       (7,524)          --
                                                            --------     --------      -------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from shares issued in merger                        --           --           --
     Proceeds from shares issued                             127,949      146,550       48,540
     Reinvestment of cash distributions                           --        6,287           --
     Cost of shares redeemed                                 (22,138)     (26,936)        (599)
     Cost of shares redeemed in-kind                              --           --           --
                                                            --------     --------      -------
     Increase in net assets from
       Class A transactions                                  105,811      125,901       47,941
                                                            --------     --------      -------
   Class D:
     Proceeds from shares issued                                  --           --           --
     Reinvestment of cash distributions                           --           --           --
     Cost of shares redeemed                                      --           --           --
                                                            --------     --------      -------
     Increase (decrease) in net assets from
       Class D transactions                                       --           --           --
                                                            --------     --------      -------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                105,811      125,901       47,941
                                                            --------     --------      -------
         Net increase in net assets                          104,406      119,901       48,797
NET ASSETS:
   Beginning of period                                       204,219       84,318           --
                                                            --------     --------      -------
   End of period                                            $308,625     $204,219      $48,797
                                                            ========     ========      =======
1. CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued in merger                                      --           --           --
     Shares issued                                            12,171       13,451        4,795
     Shares issued in lieu of cash distributions                  --          570           --
     Shares redeemed                                          (2,109)      (2,464)         (58)
     Shares redeemed in-kind                                      --           --           --
                                                            --------     --------      -------
     Total Class A transactions                               10,062       11,557        4,737
                                                            --------     --------      -------
   Class D:
     Shares issued                                                --           --           --
     Shares issued in lieu of cash distributions                  --           --           --
     Shares redeemed                                              --           --           --
                                                            --------     --------      -------
     Total Class D transactions                                   --           --           --
                                                            --------     --------      -------
         Net increase in capital shares                       10,062       11,557        4,737
                                                            ========     ========      =======



(1) EMERGING MARKETS DEBT COMMENCED OPERATIONS ON JUNE 29, 1997.
(2) FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 1997.
 *  NET OF $19,000 CHARGE IN ACCRUED FOREIGN WITHHOLDING TAXES.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
===============================================================================
SEI INTERNATIONAL TRUST -- FOR THE SIX MONTH PERIOD ENDED AUGUST 31, 1997 (UNAUDITED) AND FOR THE YEARS ENDED FEBRUARY 28 OR 29,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




          NET ASSET                                  DISTRIBUTIONS   DISTRIBUTIONS
           VALUE        NET       NET REALIZED AND     FROM NET          FROM                     NET ASSET           NET ASSETS
         BEGINNING   INVESTMENT      UNREALIZED       INVESTMENT    REALIZED CAPITAL    RETURN    VALUE END   TOTAL    END OF
         OF PERIOD  INCOME/(LOSS)  GAINS/(LOSSES)     INCOME (5)        GAINS         OF CAPITAL  OF PERIOD   RETURN  PERIOD(000)
---------------------------------------------------------------------------------------------------------------------------------

--------------------
INTERNATIONAL EQUITY
--------------------
CLASS A
 1997*     $ 9.67      $ 0.09          $ 0.31          $   --        $   --            $   --       $10.07     4.14%  $641,419
 1997       10.00        0.09            0.47           (0.07)        (0.82)               --         9.67     5.70    524,062
 1996        9.59        0.14            1.45           (0.19)        (0.99)               --        10.00    17.30    347,646
 1995       11.00        0.15           (0.97)             --         (0.59)               --         9.59    (7.67)   328,503
 1994        8.93        0.13            2.05           (0.11)           --                --        11.00    24.44    503,498
 1993        9.09        0.16            0.04           (0.36)           --                --         8.93     2.17    178,287
 1992        9.56        0.19           (0.36)          (0.30)           --                --         9.09    (1.63)    92,456
 1991        9.62        0.18           (0.14)             --         (0.01)            (0.09)        9.56     0.36     35,829
CLASS D
 1997*     $ 9.58      $ 0.10          $ 0.29          $   --        $   --            $   --       $ 9.97     3.96%  $    202
 1997        9.93        0.05            0.47           (0.05)        (0.82)               --         9.58     5.39        177
 1996        9.56        0.04            1.50           (0.18)        (0.99)               --         9.93    16.77        199
 1995(1)    10.81        0.01           (0.67)             --         (0.59)               --         9.56    (6.33)        51

-----------------------
EMERGING MARKETS EQUITY
-----------------------
CLASS A
 1997*     $12.87      $ 0.05         $ (0.59)         $   --        $   --            $   --       $12.33    (4.20)%  $325,551
 1997       10.93        0.01            1.96           (0.02)        (0.01)               --        12.87    18.02     221,474
 1996       10.27       (0.02)           0.72              --         (0.04)               --        10.93     6.83      67,181
 1995(2)    10.00        0.01            0.26              --            --                --        10.27     2.70       5,300

--------------------------
INTERNATIONAL FIXED INCOME
--------------------------
CLASS A
 1997*     $10.53      $ 0.26          $(0.31)         $   --        $   --            $   --       $10.48    (0.47)%  $308,625
 1997       10.77        0.71           (0.49)          (0.38)        (0.08)               --        10.53     1.85     204,219
 1996       10.42        0.58            0.89           (1.02)        (0.10)               --        10.77    13.96      84,318
 1995       10.23        0.43            0.40           (0.62)        (0.02)               --        10.42     8.43      42,580
 1994(3)    10.00        0.14            0.18           (0.09)           --                --        10.23     6.41      23,678

---------------------
EMERGING MARKETS DEBT
---------------------
CLASS A
 1997(4)*  $10.00      $ 0.11          $ 0.19          $   --        $   --            $   --       $10.30     3.00%    $48,797


                                                         RATIO OF
                                           RATIO OF   NET INVESTMENT
                           RATIO OF        EXPENSES   INCOME/(LOSS)
           RATIO OF     NET INVESTMENT    TO AVERAGE    TO AVERAGE
           EXPENSES     INCOME/(LOSS)     NET ASSETS    NET ASSETS     PORTFOLIO    AVERAGE
          TO AVERAGE     TO AVERAGE       (EXCLUDING    (EXCLUDING      TURNOVER   COMMISSION
          NET ASSETS     NET ASSETS        WAIVERS)       WAIVERS)        RATE        RATE+
--------------------------------------------------------------------------------------------

--------------------
INTERNATIONAL EQUITY
--------------------
CLASS A
 1997*       1.25%         2.04%            1.34%         1.95%            35%    $0.0125
 1997        1.28          1.11             1.42          0.97            117      0.0172
 1996        1.25          1.29             1.29          1.25            102       n/a
 1995        1.19          1.30             1.21          1.28             64       n/a
 1994        1.10          1.46             1.24          1.32             19       n/a
 1993        1.10          1.80             1.53          1.37             23       n/a
 1992        1.10          2.07             1.52          1.65             79       n/a
 1991        1.10          3.52             1.64          2.98             14       n/a
CLASS D
 1997*       1.46%         1.85%            1.55%         1.76%            35%    $0.0125
 1997        1.55          0.71             1.65          0.61            117      0.0172
 1996        1.65          0.58             1.90          0.33            102       n/a
 1995(1)     1.47          0.42             1.48          0.41             64       n/a

-----------------------
EMERGING MARKETS EQUITY
-----------------------
CLASS A
 1997*       1.95%         0.76%            2.33%         0.38%            31%    $0.0028
 1997        1.95         (0.04)            2.55         (0.64)           100      0.0004
 1996        1.95         (0.23)            2.72         (1.00)           104       n/a
 1995(2)     1.95          1.79             4.98         (1.24)            --       n/a

--------------------------
INTERNATIONAL FIXED INCOME
--------------------------
CLASS A
 1997*       1.00%         3.98%            1.27%         3.71%           134%      n/a
 1997        1.00          3.99             1.39          3.60            352       n/a
 1996        1.00          4.70             1.27          4.43            269       n/a
 1995        1.00          4.68             1.30          4.38            303       n/a
 1994(3)     1.00          3.81             1.61          3.20            126       n/a

---------------------
EMERGING MARKETS DEBT
---------------------
CLASS A
 1997(4)*    1.35%         7.22%            2.18%         6.39%            40%      n/a

  * FOR THE SIX MONTH PERIOD ENDED AUGUST 31, 1997 (UNAUDITED). ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(1) INTERNATIONAL EQUITY CLASS D SHARES WERE OFFERED BEGINNING MAY 1, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) EMERGING MARKETS EQUITY CLASS A SHARES WERE OFFERED BEGINNING
    JANUARY 17, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(3) INTERNATIONAL FIXED INCOME CLASS A SHARES WERE OFFERED BEGINNING
    SEPTEMBER 1, 1993. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(4) EMERGING MARKETS DEBT CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(5) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN FOREIGN CURRENCY GAINS AND LOSSES.
 + AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR EQUITY FUNDS FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)

1. ORGANIZATION
SEI International Trust, (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four portfolios: the International Equity Portfolio, the Emerging Markets Equity Portfolio, the International Fixed Income Portfolio and the Emerging Markets Debt Portfolio (together the "Portfolios"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Portfolios and Class D shares of the International Equity Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     SECURITY VALUATION -- Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity are valued at amortized cost, which approximates market value.
     FEDERAL INCOME TAXES -- It is the intention of each Portfolio to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.
     The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Portfolios may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty of the Portfolio.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     For foreign equity securities, the Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.
     The Portfolios do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS
===============================================================================
 SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)

     The Portfolios report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolios may enter into forward foreign currency contracts as hedges against either specific transactions, portfolio positions or anticipated portfolio positions. The aggregate principal amounts of the contracts are not recorded as the Portfolios do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Portfolios realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.
     FUTURES CONTRACTS -- The International Equity Portfolio utilized futures contracts during the period ended August 31, 1997. The Portfolio's investment in these futures contracts is designed to enable the Portfolio to more closely approximate the performance of its benchmark index.
     Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked to market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.
     CLASSES -- Class-specific expenses, such as Shareholder Servicing for Class A and 12b-1 and Transfer Agent for Class D, are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to the Portfolios on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

===============================================================================



3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Fund Management (the "Manager") and the Trust are parties to a management agreement dated August 30, 1988, under which the Manager provides management, administrative and shareholder services to the Portfolio for an annual fee equal to .45% of the average daily net assets of the International Equity Portfolio,
 .60% of the average daily net assets of the International Fixed Income Portfolio, and .65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Portfolios. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Portfolio.
     SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the International Equity, Emerging Markets Equity and Emerging Markets Debt Portfolios. Under the Investment Advisory Agreement, "SIMC" receives an annual fee of .505% of the average daily net assets of the International Equity Portfolio, 1.05% of the average daily net assets of the Emerging Markets Equity Portfolio, and .85% of the average daily net assets of the Emerging Markets Debt Portfolio.
     Pursuant to Sub-Advisory Agreements with SIMC, Acadian Asset Management, Inc., Farrell Wako Global Investment Management, Inc., Lazard London International Investment Management Limited, Seligman Henderson Co., Yamaichi Capital Management, Inc. and Yamaichi Capital Management (Singapore) Limited serve as Sub-Advisers to the International Equity Portfolio, and Parametric Portfolio Associates, Yamaichi Capital Management, Inc., Yamaichi Capital Management (Singapore) Limited, Montgomery Asset Management, LLC, and Coronation Asset Management (Proprietary) Limited, serve as Sub-Advisers to the Emerging Markets Equity Portfolio. Salomon Brothers Asset Management, Inc. serves as the Sub-Adviser to the Emerging Markets Debt Portfolio.
     Strategic Fixed Income, L.P., the Adviser for the International Fixed Income Portfolio, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisory agreement, Strategic Fixed Income, L.P., receives an annual fee of up to .30% of the average daily net assets of the Portfolio. Strategic Fixed Income, L.P., has voluntarily agreed to waive all or a portion of its fee, in conjunction with the Manager, in order to limit the total operating expenses of the Portfolio.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Portfolio's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan ("the Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class A shares are paid to the Distributor. Under the Class A Plan, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services.
     The International Equity Portfolio has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares is paid to the Distributor. As of August 31, 1997, the Distributor was taking a fee under the Class D Plan of only .25% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. In addition, Class D shares incur transfer agency fee of up to .15% of the average daily net assets. Class D is also subject to a 5% sales load on purchases of shares.
     Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of Officers and affiliated Trustees is paid by the Manager.

4. ORGANIZATIONAL COSTS
Organizational costs have been capitalized by the Portfolios and are being amortized using the straight line method over sixty months beginning with the commencement of operations. In the event any of the initial shares of a Portfolio acquired by the Manager are redeemed during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the Manager by the Portfolio will be reduced by an amount equal to a pro-rata portion of the unamortized organizational costs.

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolios enter into forward foreign currency exchange contracts as hedges against portfolio positions and anticipated portfolio positions. Such contracts, which are designed to protect the value of the Portfolio's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding at August 31, 1997:

                                                         IN         UNREALIZED
      MATURITY                    CONTRACTS TO        EXCHANGE     APPRECIATION
        DATES                    DELIVER/RECEIVE         FOR      (DEPRECIATION)
----------------------------   -------------------  ------------- --------------
INTERNATIONAL FIXED INCOME PORTFOLIO:
-------------------------------------

FOREIGN CURRENCY SALES:
9/25/97          AD                  3,848,435      $  2,861,235    $   32,099
9/25/97          CD                  4,180,500         3,000,000       (15,251)
9/25/97          CH                 47,250,914        31,166,134      (667,281)
9/25/97          DK                 36,790,141         5,264,383       (92,817)
9/25/97          DM                 80,935,254        43,897,620    (1,000,012)
9/25/97          FF                175,744,385        28,485,329      (482,687)
9/25/97          IT             73,779,688,888        41,072,230      (691,944)
9/25/97          J(YEN)          8,319,627,680        70,634,549     1,539,151
9/25/97          NG                  8,561,441         4,148,789       (68,652)
9/25/97          SK                 72,815,445         9,090,000      (161,777)
9/25/97          SP                199,962,310         1,286,958       (25,604)
9/25/97          UK                 25,240,557        39,989,936      (804,059)
                                                    ------------   -----------
                                                    $280,897,163   $(2,438,834)
                                                    ------------   -----------
FOREIGN CURRENCY PURCHASES:
9/25/97          AD                  2,208,540      $  1,650,000   $   (26,416)
9/25/97          CD                  4,872,004         3,509,078         4,931
9/25/97          CH                 43,111,935        28,591,089       453,855
9/25/97          DM                252,705,494       138,037,336     2,147,289
9/25/97          FF                 30,996,028         5,140,000       (30,912)
9/25/97          IT             34,371,257,020        19,289,639       166,761
9/25/97          J(YEN)          8,471,210,554        72,499,468    (2,153,333)
9/25/97          SK                104,766,137        13,074,358       237,006
9/25/97          UK                 17,283,217        27,735,439       197,838
                                                    ------------   -----------
                                                    $309,526,407   $   997,019
                                                    ============   ===========
                                                                   $(1,441,815)
                                                                   ===========

EMERGING MARKETS DEBT PORTFOLIO:
--------------------------------
FOREIGN CURRENCY SALES:
9/22/97          DM                  1,400,000      $    758,191   $    18,810
                                                                   ===========

CURRENCY LEGEND
AD    Australian Dollar   IT        Italian Lira
CD    Canadian Dollar     J(YEN)    Japanese Yen
CH    Swiss Franc         NG        Netherlands Guilder
DK    Danish Kroner       SK        Swedish Krona
DM    German Mark         SP        Spanish Peseta
FF    French Franc        UK        British Pounds Sterling

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended August 31, 1997, were as follows:

                                                        PURCHASES      SALES
                                                          (000)        (000)
                                                      ----------     ----------
International Equity Portfolio                         $285,953       $202,439
Emerging Markets Equity Portfolio                       185,025         79,643
International Fixed Income Portfolio                    416,247        283,848
Emerging Markets Debt Portfolio                          39,195          9,519

     The International Fixed Income Portfolio purchased $52,353,372 and sold $22,349,113 in U.S. government securities, during the period ended August 31, 1997.

     For Federal income tax purposes, the cost of securities owned at August 31, 1997 and the net realized gains or losses on securities sold for the period then ended was not materially different from the amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation at August 31, 1997 for the Portfolios is as follows:

                                                                 NET UNREALIZED
                                   APPRECIATED     DEPRECIATED    APPRECIATION/
                                   SECURITIES       SECURITIES    DEPRECIATION
                                      (000)           (000)         (000)
                                  ------------    ------------     ------------
International Equity
   Portfolio                         $63,950        $(51,119)        $12,831
Emerging Markets Equity
   Portfolio                          48,511         (35,654)         12,857*
International Fixe
   Income Portfolio                      390          (8,772)         (8,382)
Emerging Markets Debt
   Portfolio                             444            (372)             72



* NET OF $19,000 ACCRUED FOREIGN WITHHOLDING TAXES.

===============================================================================

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net realized losses incurred from each November 1 to the end of its fiscal year ("post-October losses"). From November 1, 1996 through February 28, 1997, the International Equity, Emerging Markets Equity and International Fixed Income Portfolios incurred net realized foreign currency exchange losses of $217,570, $116,203 and $1,586,983, respectively, which have been deferred to the fiscal year ending February 28, 1998.

7. FUTURES CONTRACTS
The International Equity Portfolio had the following futures contracts open as of August 31, 1997:


  CONTRACT           NUMBER OF         TRADE       SETTLEMENT     UNREALIZED
 DESCRIPTION         CONTRACTS         PRICE          MONTH         (LOSS)
-------------       ------------   -------------  ------------  -------------
IBEX 35 Index             4          6,837.00       Sept. 1997    $   (7,972)
IBEX 35 Index             1          6,778.00       Sept. 1997        (1,605)
IBEX 35 Index             4          6,640.00       Sept. 1997        (2,789)
IBEX 35 Index             2          6,750.00       Sept. 1997        (2,842)
IBEX 35 Index             2          6,821.00       Sept. 1997        (3,776)
IBEX 35 Index             1          6,681.00       Sept. 1997          (967)
IBEX 35 Index             2          6,705.00       Sept. 1997        (2,250)
IBEX 35 Index             1          6,706.00       Sept. 1997        (1,131)
IBEX 35 Index             1          6,582.00       Sept. 1997          (316)

CAC 40 Index              2          3,029.00       Sept. 1997       (17,023)
CAC 40 Index              1          2,948.50       Sept. 1997        (5,857)
CAC 40 Index              4          1,917.00       Sept. 1997       (19,273)
CAC 40 Index              1          2,985.00       Sept. 1997        (7,060)
CAC 40 Index              1          3,008.50       Sept. 1997        (7,835)
CAC 40 Index              1          2,949.50       Sept. 1997        (5,890)
CAC 40 Index              1          2,945.50       Sept. 1997        (5,758)
CAC 40 Index              2          2,898.00       Sept. 1997        (8,383)
CAC 40 Index              1          2,861.50       Sept. 1997        (2,988)

DAX Index                 1          4,361.00       Sept. 1997       (24,227)
DAX Index                 1          4,359.00       Sept. 1997       (24,116)
DAX Index                 1          4,359.50       Sept. 1997       (24,144)
DAX Index                 3          4,125.00       Sept. 1997       (33,353)
DAX Index                 1          4,248.00       Sept. 1997       (17,950)
DAX Index                 1          4,290.00       Sept. 1997       (20,283)
DAX Index                 1          4,164.00       Sept. 1997       (13,284)
DAX Index                 2          4,053.50       Sept. 1997       (14,292)

FT-SE 100 Index           2          4,975.00       Sept. 1997       (12,264)
FT-SE 100 Index           1          5,053.00       Sept. 1997        (9,295)
FT-SE 100 Index           2          5,090.00       Sept. 1997       (21,589)
FT-SE 100 Index           2          5,045.00       Sept. 1997       (17,940)
FT-SE 100 Index           5          5,900.00       Sept. 1997       (15,456)
FT-SE 100 Index           2          4,985.00       Sept. 1997       (13,075)
FT-SE 100 Index           3          4,986.00       Sept. 1997       (19,734)
FT-SE 100 Index           1          4,969.00       Sept. 1997        (5,889)
FT-SE 100 Index           5          4,925.00       Sept. 1997       (20,524)
FT-SE 100 Index           1          4,894.00       Sept. 1997        (2,848)


  CONTRACT           NUMBER OF         TRADE       SETTLEMENT     UNREALIZED
 DESCRIPTION         CONTRACTS         PRICE          MONTH         (LOSS)
-------------       ------------   -------------  ------------  -------------
Hang Seng Index           7         15,400.00       Sept. 1997    $  (67,977)

Australia Ords Index      4          2,678.00       Sept. 1997        (8,182)
Australia Ords Index      1          2,637.00       Sept. 1997        (1,293)
Australia Ords Index      5          2,634.00       Sept. 1997        (6,188)
Australia Ords Index      2          2,633.00       Sept. 1997        (2,439)
Australia Ords Index      1          2,646.00       Sept. 1997        (1,458)
Australia Ords Index      1          2,608.00       Sept. 1997          (760)
Australia Ords Index      2          2,613.00       Sept. 1997        (1,704)
Australia Ords Index      2          2,620.00       Sept. 1997        (1,961)
Australia Ords Index      1          2,602.00       Sept. 1997          (650)

Nikkei 225 Index          2         19,515.00       Sept. 1997       (11,098)
Nikkei 225 Index          1         19,750.00       Sept. 1997        (6,526)
Nikkei 225 Index          5         18,940.00       Sept. 1997       (15,795)
Nikkei 225 Index          4         18,950.00       Sept. 1997       (12,802)
Nikkei 225 Index          2         19,120.00       Sept. 1997        (7,814)
Nikkei 225 Index         14         19,240.00       Sept. 1997       (61,684)
Nikkei 225 Index          8         18,970.00       Sept. 1997       (26,270)
Nikkei 225 Index          4         19,360.00       Sept. 1997       (19,619)
Nikkei 225 Index          4         18,900.00       Sept. 1997       (11,971)
Nikkei 225 Index          7         18,700.00       Sept. 1997       (15,130)
Nikkei 225 Index          8         18,580.00       Sept. 1997       (13,301)
Nikkei 225 Index          2         18,630.00       Sept. 1997        (3,741)
                                                                  ----------
                                                                  $ (712,342)
                                                                  ==========

8. CONCENTRATION OF RISKS
Each Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Portfolio invests in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Portfolio to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

NOTES TO FINANCIAL STATEMENTS
===============================================================================
SEI INTERNATIONAL TRUST -- AUGUST 31, 1997 (UNAUDITED)

9. LOAN PARTICIPATIONS/ASSIGNMENTS
The Emerging Markets Debt Portfolio (the "Portfolio") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Portfolio invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Portfolio having a contractual relationship only with the Lender, not with the sovereign borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Portfolio may have difficulty disposing of Participations and Assign-ments because the market for such instruments is not highly liquid.

                                       NOTES

                                       NOTES

=======================
SEI INTERNATIONAL TRUST
=======================
SEMI-ANNUAL REPORT
=======================
AUGUST 31, 1997 (UNAUDITED)


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark E. Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISORS
INTERNATIONAL EQUITY PORTFOLIO
SEI Investments Management Corporation

EMERGING MARKETS EQUITY PORTFOLIO
SEI Investments Management Corporation

INTERNATIONAL FIXED INCOME PORTFOLIO
Strategic Fixed Income L.P.

EMERGING MARKETS DEBT PORTFOLIO
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET) 800(BULLET)342(BULLET)5734

(LOGO OMITTED)

       INVESTMENTS
       DISTRIBUTION
       CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734



SEI-F-031-07